Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Property	$ 2,630	$ 2,399	$ 2,318
Cash	841	574	589
Other	228	252	225
Debt (repurchase agreements) used to fund liability driven investments	(7,436)	(6,011)	(5,583)
Asset recognized	47,539	42,682	46,513
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	8,441	7,148	12,619
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	1,345	1,134	2,576
Private equity
Disclosure of fair value of plan assets [line items]
Equity	4,152	4,291	4,140
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	8,515	7,763	5,926
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	19,562	17,593	16,179
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	9,261	7,539	7,524
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,507	2,311	2,211
Cash	426	376	390
Other	98	116	104
Debt (repurchase agreements) used to fund liability driven investments	(7,436)	(6,011)	(5,583)
Asset recognized	36,129	32,085	35,091
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	6,285	5,191	9,548
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	1,096	950	2,220
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,675	2,792	2,679
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	4,884	4,263	2,663
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	19,462	17,491	16,177
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,132	4,606	4,682
US
Disclosure of fair value of plan assets [line items]
Property	0	6	6
Cash	289	73	80
Other	74	64	53
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	7,655	7,195	7,779
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,290	1,238	2,158
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	124	63	220
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,474	1,495	1,461
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,100	2,072	1,777
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,304	2,184	2,024
Eurozone
Disclosure of fair value of plan assets [line items]
Property	96	57	71
Cash	33	42	21
Other	30	32	23
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,343	2,112	2,224
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	495	413	537
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	61	65	83
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	959	895	941
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	100	102	2
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	569	506	546
Other
Disclosure of fair value of plan assets [line items]
Property	27	25	30
Cash	93	83	98
Other	26	40	45
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,412	1,290	1,419
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	371	306	376
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	64	56	53
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	3	4	0
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	572	533	545
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 256	$ 243	$ 272